INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 14,214	$ 11,767
Intangible assets with indefinite useful life	899	876
Simhapuri Expressway Ltd and Rayalseema Expressway Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	604
BIF India Holdings Pte Ltd
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54
North American residential energy infrastructure operation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,720	1,748
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 976	$ 1,073